Schedule of Investments
September 30, 2022
(Unaudited)
Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.09%(a)
	% of Net Assets 09/30/22	Value 12/31/21	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/22	Value 09/30/22
Alternative Funds–17.18%
Invesco Global Real Estate Income Fund, Class R6	7.14%	$41,034,793	$2,797,767	$(3,133,068)	$(10,185,361)	$93,101	$666,573	4,086,413	$30,607,232
Invesco Multi-Asset Income Fund, Class R6	10.04%	55,614,278	3,029,955	(2,751,117)	(12,100,740)	(705,414)	2,451,964	5,729,649	43,086,962
Total Alternative Funds		96,649,071	5,827,722	(5,884,185)	(22,286,101)	(612,313)	3,118,537		73,694,194
Domestic Equity Funds–18.04%
Invesco Dividend Income Fund, Class R6	5.67%	31,946,296	454,956	(4,708,026)	(4,251,212)	889,705	454,950	1,080,929	24,331,719
Invesco S&P 500® Enhanced Value ETF	5.68%	27,368,941	5,790,857	(3,466,999)	(5,374,017)	71,143	488,784	673,941	24,389,925
Invesco S&P 500® High Dividend Low Volatility ETF	6.69%	35,582,790	3,338,219	(5,679,763)	(5,073,426)	535,987	942,234	733,925	28,703,807
Total Domestic Equity Funds		94,898,027	9,584,032	(13,854,788)	(14,698,655)	1,496,835	1,885,968		77,425,451
Fixed Income Funds–54.50%
Invesco 1-30 Laddered Treasury ETF	9.73%	—	51,459,158	(4,356,493)	(5,169,580)	(200,114)	415,561	1,442,550	41,732,971
Invesco Core Plus Bond Fund, Class R6	9.99%	68,716,297	2,625,925	(16,612,554)	(10,234,661)	(1,647,654)	1,195,212	4,787,414	42,847,353
Invesco Corporate Bond Fund, Class R6	7.31%	13,871,716	26,129,092	(2,615,602)	(5,599,616)	(409,614)	770,601	5,264,425	31,375,976
Invesco Fundamental High Yield® Corporate Bond ETF	7.04%	37,307,510	2,060,829	(3,416,072)	(5,338,199)	(412,163)	859,650	1,838,217	30,201,905
Invesco Income Fund, Class R6	6.24%	32,883,295	2,096,749	(4,543,482)	(3,416,395)	(235,769)	803,271	3,831,817	26,784,398
Invesco International Bond Fund, Class R6	3.06%	30,762,705	679,060	(13,140,468)	(3,393,697)	(1,764,118)	518,351	3,352,929	13,143,482
Invesco Master Loan Fund, Class R6	5.90%	49,377,632	1,553,731	(23,981,654)	(2,823,154)	1,172,560	1,528,058	1,667,795	25,299,115
Invesco Taxable Municipal Bond ETF	5.23%	65,514,262	3,144,933	(34,822,116)	(6,364,684)	(5,038,982)	827,467	874,597	22,433,413
Invesco Variable Rate Preferred ETF	—	24,787,866	—	(23,133,312)	(3,005,973)	1,351,419	273,412	—	—
Total Fixed Income Funds		323,221,283	89,749,477	(126,621,753)	(45,345,959)	(7,184,435)	7,191,583		233,818,613
Foreign Equity Funds–10.05%
Invesco RAFI™ Strategic Developed ex-US ETF(b)	4.98%	—	28,672,300	(1,727,575)	(5,494,448)	(70,848)	472,877	919,941	21,379,429
Invesco S&P International Developed Low Volatility ETF	5.07%	38,793,366	479,651	(10,877,451)	(6,667,585)	8,882	1,028,325	881,820	21,736,863
Total Foreign Equity Funds		38,793,366	29,151,951	(12,605,026)	(12,162,033)	(61,966)	1,501,202		43,116,292
Money Market Funds–0.32%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(c)	0.11%	1,707,412	23,925,444	(25,164,086)	—	—	3,051	468,770	468,770
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(c)	0.08%	1,249,536	17,089,604	(17,987,590)	1	377	3,106	351,857	351,928
Invesco Treasury Portfolio, Institutional Class, 2.87%(c)	0.13%	1,951,328	27,343,365	(28,758,956)	—	—	4,404	535,737	535,737
Total Money Market Funds		4,908,276	68,358,413	(71,910,632)	1	377	10,561		1,356,435
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $466,880,980)	100.09%	558,470,023	202,671,595	(230,876,384)	(94,492,747)	(6,361,502)	13,707,851		429,410,985

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.46%
Invesco Private Government Fund, 3.01%(c)(d)	0.13%	1,554,594	97,074,579	(98,072,998)	—	—	7,250(e)	556,175	556,175
Invesco Private Prime Fund, 3.11%(c)(d)	0.33%	3,627,386	223,402,400	(225,599,481)	—	(142)	19,079(e)	1,430,163	1,430,163
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,986,338)	0.46%	5,181,980	320,476,979	(323,672,479)	—	(142)	26,329		1,986,338
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $468,867,318)	100.55%	$563,652,003	$523,148,574	$(554,548,863)	$(94,492,747)	$(6,361,644)	$13,734,180		$431,397,323
OTHER ASSETS LESS LIABILITIES	(0.55)%								(2,352,494)
NET ASSETS	100.00%								$429,044,829
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	All or a portion of this security was out on loan at September 30, 2022.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(e)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’sassumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$428,054,550	$—	$—	$428,054,550
Money Market Funds	1,356,435	1,986,338	—	3,342,773
Total Investments	$429,410,985	$1,986,338	$—	$431,397,323
Invesco Income Allocation Fund